Fair Value Assumptions for Stock Option and Stock Appreciation Rights (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate	2.00%	1.43%	1.68%
Expected volatility	37.00%	37.00%	38.00%
Expected life of options	6 years 5 months 4 days	6 years 3 months 10 days	6 years 5 months 4 days
Dividend yield	0.00%	0.00%	0.00%